Income tax expense : Reconciliation between actual income tax expense and amount computed by applying the statutory tax rate to income before income taxes (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure - Income tax expense calculated by multiplying net income before tax with the tax rate [Abstract]
Profit (loss) before income tax		₩ (3,265,838)	₩ (2,000,819)	₩ 3,614,218
Income tax expense (benefit) computed at applicable tax rate	[1]	(898,105)	(550,225)	874,641
Adjustments		72,243	(80,448)	1,293,699
Effect of applying gradual tax rate		10,362	(1,408)	(5,082)
Effect of non-taxable income		(9,990)	(1,705)	(32,032)
Effect of non-deductible expenses		12,197	40,151	15,032
Effect of tax losses that are not recognized as deferred tax asset		57,490	2,086	0
Effects of tax credits and deduction		(76,983)	(39,471)	(161,069)
Recognition (reversal) of unrecognized deferred tax asset, net		(22,469)	(28,509)	44,573
Effect of change in deferred tax due to change in tax rate		16,848	261	1,055,154
Deferred income tax related to investments in subsidiaries and associates		147,598	(52,618)	394,145
Others, net		(62,810)	765	(17,022)
Adjustment in respect of prior years due to change in estimate		(176,440)	(195,648)	4,484
Income tax expense (benefit)		₩ (1,002,303)	₩ (826,321)	₩ 2,172,824
Effective tax rate				60.00%

[1]	Applicable tax rate is 24.2% as of December 31, 2017, and 27.5% as of December 31, 2018 and 2019.